Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF
Prospectus [Line Items]
Annual Return [Percent]	36.40716%	41.92188%	108.67%